Income taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory

Note 8 Income taxes

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15

Tax expense / (benefit)
Swiss
Current	448	459	239
Deferred	37	635	330
Non-Swiss
Current	427	353	476
Deferred	3,227	(642)	(1,943)
Total income tax expense / (benefit) recognized in the income statement	4,139	805	(898)

Income tax recognized in the income statement

An income tax expense of CHF 4,139 million was recognized for the Group in 2017, which included a net Swiss tax expense of CHF 485 million and a net non-Swiss tax expense of CHF 3,654 million.

The Swiss tax expense included a current tax expense of CHF 448 million related to taxable profits earned by Swiss subsidiaries, against which no losses were available to offset. In addition, it included a deferred tax expense of CHF 37 million, which reflected a net decrease in deferred tax assets (DTAs) previously recognized in relation to tax losses carried forward and temporary differences.

The non-Swiss tax expense included a current tax expense of CHF 427 million related to taxable profits earned by non-Swiss subsidiaries and branches, against which no losses were available to offset. In addition, it included a deferred tax expense of CHF 3,227 million, which reflected a net decrease in DTAs previously recognized in relation to tax losses carried forward and temporary differences and mainly related to the write-down of US DTAs resulting from the reduction in the federal corporate tax rate to 21% from 35% after the enactment of the Tax Cuts and Jobs Act (TCJA) during the fourth quarter of 2017.

UBS considers the performance of its businesses and the accuracy of historical forecasts and other factors in evaluating the recoverability of its DTAs, including the remaining tax loss carry-forward period, and its assessment of expected future taxable profits in the forecast period used for recognizing DTAs. Estimating future profitability is inherently subjective and is particularly sensitive to future economic, market and other conditions, which are difficult to predict.

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Operating profit / (loss) before tax	5,268	4,090	5,489
of which: Swiss	2,057	2,629	3,753
of which: non-Swiss	3,211	1,461	1,736
Income taxes at Swiss tax rate of 21%	1,106	859	1,153
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	211	74	(73)
Tax effects of losses not recognized	168	185	107
Previously unrecognized tax losses now utilized	(358)	(39)	(107)
Non-taxable and lower taxed income	(301)	(353)	(297)
Non-deductible expenses and additional taxable income	591	950	541
Adjustments related to prior years – current tax	(13)	22	29
Adjustments related to prior years – deferred tax	4	2	(48)
Change in deferred tax valuation allowances	(161)	(986)	(2,419)
Adjustments to deferred tax balances arising from changes in tax rates	2,824	19	190
Other items	67	72	27
Income tax expense / (benefit)	4,139	805	(898)

The tax expense of CHF 4,139 million for 2017 was higher than the tax expense of CHF 805 million in 2016, mainly as 2017 included a net write-down of DTAs of CHF 2,865 million resulting from the aforementioned reduction in the US federal corporate tax rate.

The components of operating profit before tax, and the differences between income tax expense reflected in the financial statements and the amounts calculated at the Swiss tax rate, are provided in the table on the previous page and explained below.

Non-Swiss tax rates differing from Swiss tax rate

To the extent that Group profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss tax rate. This item reflects, for such profits or losses, an adjustment from the tax expense / benefit that would arise at the Swiss tax rate and the tax expense / benefit that would arise at the applicable local tax rate. If an entity generates a profit, a tax expense arises where the local tax rate is in excess of the Swiss tax rate and a tax benefit arises where the local tax rate is below the Swiss tax rate. Conversely, if an entity incurs a loss, a tax benefit arises where the local tax rate is in excess of the Swiss tax rate and a tax expense arises where the local tax rate is less than the Swiss tax rate.

Tax effects of losses not recognized

This item relates to tax losses of entities arising in the year, which are not recognized as DTAs. Consequently, no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses as described above is reversed.

Previously unrecognized tax losses now utilized

This item relates to taxable profits of the year, which are offset by tax losses of previous years, for which no DTAs were previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits. Therefore, the tax expense calculated by applying the local rate on those profits is reversed.

Non-taxable and lower taxed income

This item relates to profits for the year, which are either permanently not taxable or are taxable, but at a lower rate of tax than the local tax rate. It also includes any permanent deductions made for tax purposes, which are not reflected in the accounts.

Non-deductible expenses and additional taxable income

This item mainly relates to income for the year, which is imputed for tax purposes for an entity, but is not included in its operating profit. In addition, it includes expenses for the year that are permanently non-deductible.

Adjustments related to prior years – current tax

This item relates to adjustments to current tax expense for prior years, for example, if the tax payable for a year agreed with the tax authorities is expected to differ from the amount previously reflected in the financial statements.

Adjustments related to prior years – deferred tax

This item relates to adjustments to deferred tax positions recognized in prior years, for example, if a tax loss for a year is fully recognized and the amount of the tax loss agreed with the tax authorities is expected to differ from the amount previously recognized as DTAs in the accounts.

Change in deferred tax valuation allowances

This item includes revaluations of DTAs previously recognized resulting from reassessments of expected future taxable profits. It also includes changes in temporary differences in the year, for which deferred tax is not recognized. The amount in the year mainly relates to the upward revaluation of DTAs.

Adjustments to deferred tax balances arising from changes in tax rates

This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect of changing the future tax saving that is expected from tax losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively, changing the tax cost of additional taxable income from taxable temporary differences and therefore the deferred tax liability. This item primarily relates to the net write-down of DTAs following a reduction in the US federal corporate tax rate to 21% from 35% after the enactment of the TCJA during the fourth quarter of 2017.

Other items

Other items include other differences between profits or losses at the local tax rate and the actual local tax expense or benefit, including increases in provisions for uncertain positions in relation to the current year and other items.

Income tax recognized directly in equity

Certain tax expenses and benefits were recognized directly in equity, which included the following items:

  a net tax benefit of CHF 359 million recognized in other comprehensive income (OCI), which included a tax benefit of CHF 160 million related to cash flow hedges (2016: benefit of CHF 170 million), a tax expense of CHF 7 million related to financial assets classified as available for sale (2016: benefit of CHF 28 million), a tax benefit of CHF 196 million related to foreign currency translation gains and losses (2016: expense of CHF 84 million), a tax benefit of CHF 11 million related to defined benefit plans (2016: benefit of CHF 52 million) and a tax expense of CHF 1 million (2016: benefit of CHF 5 million) related to own credit a tax benefit of CHF 21 million recognized in share premium (2016: benefit of CHF 28 million)
  the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than Swiss francs, which are included in foreign currency translation movements in OCI.

Deferred tax assets and liabilities

The Group has DTAs related to tax loss carry-forwards and other items as shown in the table below. As of 31 December 2017, DTAs of CHF 1,231 million (31 December 2016: CHF 1,689 million) were recognized by entities that incurred losses in either the current or preceding year based on projections of future taxable profits. The valuation allowance reflects DTAs that were not recognized because it was not considered probable that future taxable profits will be available to utilize the related tax loss carry-forwards and deductible temporary differences.

CHF million		31.12.17			31.12.16
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	16,934	(11,191)	5,743	24,627	(16,430)	8,197
Temporary differences	5,077	(975)	4,102	6,346	(1,388)	4,958
of which: related to compensation and benefits	1,136	(222)	914	1,420	(208)	1,211
of which: related to trading assets	473	(58)	414	935	(118)	817
of which: related to investments in subsidiaries and goodwill	2,374	0	2,374	2,059	0	2,059
of which: other	1,095	(695)	400	1,932	(1,062)	870
Total deferred tax assets	22,011	(12,166)	9,844	30,973	(17,818)	13,155

Deferred tax liabilities
Goodwill and intangible assets			18			24
Other			34			20
Total deferred tax liabilities			53			44
1 Less deferred tax liabilities as applicable.

As of 31 December 2017, tax loss carry-forwards totaling CHF 46,232 million (31 December 2016: CHF 49,478 million), which are not recognized as DTAs, were available to be offset against future taxable profits. These tax losses expire as outlined in the table below.

Unrecognized tax loss carry-forwards
CHF million	31.12.17	31.12.16
Within 1 year	167	0
From 2 to 5 years	103	66
From 6 to 10 years	3,185	910
From 11 to 20 years	26,015	32,603
No expiry	16,762	15,899
Total	46,232	49,478

In general, Swiss tax losses can be carried forward for seven years, US federal tax losses incurred before 31 December 2017 for 20 years and US federal tax losses incurred after 31 December 2017 and also UK and Jersey tax losses for an unlimited period.

The Group recognizes deferred tax liabilities on undistributed earnings of subsidiaries, except to the extent that those earnings are indefinitely invested. As of 31 December 2017, no such earnings were considered indefinitely invested.

The Financial Statements have been prepared on the basis that UBS Limited is able to offset part of its taxable profits against losses transferred from UBS AG. During 2016, the UK tax authorities indicated that they do not agree with this tax return filing position, but the authorities have now advised UBS that they accept that a transfer can occur and have also accepted UBS’s proposed methods to calculate the amount of losses to be transferred as adopted on the tax return filing position.

UBS AG
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory

Note 8 Income taxes

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15

Tax expense / (benefit)
Swiss
Current	402	429	230
Deferred	21	635	329
Non-Swiss
Current	427	350	476
Deferred	3,227	(633)	(1,943)
Total income tax expense / (benefit) recognized in the income statement	4,077	781	(908)

Income tax recognized in the income statement

An income tax expense of CHF 4,077 million was recognized for UBS AG in 2017, which included a net Swiss tax expense of CHF 423 million and a net non-Swiss tax expense of CHF 3,654 million.

The Swiss tax expense included a current tax expense of CHF 402 million related to taxable profits earned by Swiss subsidiaries, against which no losses were available to offset. In addition, it included a deferred tax expense of CHF 21 million, which reflected a net decrease in deferred tax assets (DTAs) previously recognized in relation to tax losses carried forward and temporary differences.

The non-Swiss tax expense included a current tax expense of CHF 427 million related to taxable profits earned by non-Swiss subsidiaries and branches, against which no losses were available to offset. In addition, it included a deferred tax expense of CHF 3,227 million, which reflected a net decrease in DTAs previously recognized in relation to tax losses carried forward and temporary differences and mainly related to the write-down of US DTAs resulting from the reduction in the federal corporate tax rate to 21% from 35% after the enactment of the Tax Cuts and Jobs Act (TCJA) during the fourth quarter of 2017.

UBS AG considers the performance of its businesses and the accuracy of historical forecasts and other factors in evaluating the recoverability of its DTAs, including the remaining tax loss carry-forward period, and its assessment of expected future taxable profits in the forecast period used for recognizing DTAs. Estimating future profitability is inherently subjective and is particularly sensitive to future economic, market and other conditions, which are difficult to predict.

	For the year ended
CHF million	31.12.17	31.12.16	31.12.15
Operating profit / (loss) before tax	4,998	4,069	5,407
of which: Swiss	1,878	2,607	3,665
of which: non-Swiss	3,120	1,462	1,742
Income taxes at Swiss tax rate of 21%	1,050	854	1,135
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate	224	71	(69)
Tax effects of losses not recognized	168	185	107
Previously unrecognized tax losses now utilized	(358)	(39)	(107)
Non-taxable and lower taxed income	(298)	(343)	(273)
Non-deductible expenses and additional taxable income	573	914	519
Adjustments related to prior years – current tax	(13)	22	29
Adjustments related to prior years – deferred tax	5	2	(48)
Change in deferred tax valuation allowances	(161)	(978)	(2,419)
Adjustments to deferred tax balances arising from changes in tax rates	2,824	19	191
Other items	63	72	26
Income tax expense / (benefit)	4,077	781	(908)

The tax expense of CHF 4,077 million for 2017 was higher than the tax expense of CHF 781 million in 2016, mainly as 2017 included a net write-down of DTAs of CHF 2,865 million resulting from the aforementioned reduction in the US federal corporate tax rate.

The components of operating profit before tax, and the differences between income tax expense reflected in the financial statements and the amounts calculated at the Swiss tax rate, are provided in the table on the previous page and explained below.

Non-Swiss tax rates differing from Swiss tax rate

To the extent that UBS AG profits or losses arise outside Switzerland, the applicable local tax rate may differ from the Swiss tax rate. This item reflects, for such profits or losses, an adjustment from the tax expense / benefit that would arise at the Swiss tax rate and the tax expense / benefit that would arise at the applicable local tax rate. If an entity generates a profit, a tax expense arises where the local tax rate is in excess of the Swiss tax rate and a tax benefit arises where the local tax rate is below the Swiss tax rate. Conversely, if an entity incurs a loss, a tax benefit arises where the local tax rate is in excess of the Swiss tax rate and a tax expense arises where the local tax rate is less than the Swiss tax rate.

Tax effects of losses not recognized

This item relates to tax losses of entities arising in the year, which are not recognized as DTAs. Consequently, no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses as described above is reversed.

Previously unrecognized tax losses now utilized

This item relates to taxable profits of the year, which are offset by tax losses of previous years, for which no DTAs were previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits. Therefore, the tax expense calculated by applying the local rate on those profits is reversed.

Non-taxable and lower taxed income

This item relates to profits for the year, which are either permanently not taxable or are taxable, but at a lower rate of tax than the local tax rate. It also includes any permanent deductions made for tax purposes, which are not reflected in the accounts.

Non-deductible expenses and additional taxable income

This item mainly relates to income for the year, which is imputed for tax purposes for an entity, but is not included in its operating profit. In addition, it includes expenses for the year that are permanently non-deductible.

Adjustments related to prior years – current tax

This item relates to adjustments to current tax expense for prior years, for example, if the tax payable for a year agreed with the tax authorities is expected to differ from the amount previously reflected in the financial statements.

Adjustments related to prior years – deferred tax

This item relates to adjustments to deferred tax positions recognized in prior years, for example, if a tax loss for a year is fully recognized and the amount of the tax loss agreed with the tax authorities is expected to differ from the amount previously recognized as DTAs in the accounts.

Change in deferred tax valuation allowances

This item includes revaluations of DTAs previously recognized resulting from reassessments of expected future taxable profits. It also includes changes in temporary differences in the year, for which deferred tax is not recognized. The amount in the year mainly relates to the upward revaluation of DTAs.

Adjustments to deferred tax balances arising from changes in tax rates

This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect of changing the future tax saving that is expected from tax losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively, changing the tax cost of additional taxable income from taxable temporary differences and therefore the deferred tax liability. This item primarily relates to the net write-down of DTAs following a reduction in the US federal corporate tax rate to 21% from 35% after the enactment of the TCJA during the fourth quarter of 2017.

Other items

Other items include other differences between profits or losses at the local tax rate and the actual local tax expense or benefit, including increases in provisions for uncertain positions in relation to the current year and other items.

Income tax recognized directly in equity

Certain tax expenses and benefits were recognized directly in equity, which included the following items:

  a net tax benefit of CHF 354 million recognized in other comprehensive income (OCI), which included a tax benefit of CHF 160 million related to cash flow hedges (2016: benefit of CHF 170 million), a tax expense of CHF 7 million related to financial assets classified as available for sale (2016: benefit of CHF 28 million), a tax benefit of CHF 196 million related to foreign currency translation gains and losses (2016: expense of CHF 84 million), a tax benefit of CHF 6 million related to defined benefit plans (2016: benefit of CHF 52 million) and a tax expense of CHF 1 million (2016: benefit of CHF 5 million) related to own credit a tax benefit of CHF 16 million recognized in share premium (2016: benefit of CHF 25 million)
  the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than Swiss francs, which are included in foreign currency translation movements in OCI.

Deferred tax assets and liabilities

UBS AG has DTAs related to tax loss carry-forwards and other items as shown in the table below. As of 31 December 2017, DTAs of CHF 1,185 million (31 December 2016: CHF 1,689 million) were recognized by entities that incurred losses in either the current or preceding year based on projections of future taxable profits. The valuation allowance reflects DTAs that were not recognized because it was not considered probable that future taxable profits will be available to utilize the related tax loss carry-forwards and deductible temporary differences.

CHF million		31.12.17			31.12.16
Deferred tax assets[1]	Gross	Valuationallowance	Recognized	Gross	Valuationallowance	Recognized
Tax loss carry-forwards	16,934	(11,191)	5,743	24,627	(16,430)	8,197
Temporary differences	5,016	(975)	4,040	6,335	(1,388)	4,947
of which: related to compensation and benefits	1,133	(222)	911	1,419	(208)	1,211
of which: related to trading assets	473	(58)	414	935	(118)	817
of which: related to investments in subsidiaries and goodwill	2,327	0	2,327	2,059	0	2,059
of which: other	1,083	(695)	388	1,922	(1,062)	859
Total deferred tax assets	21,949	(12,166)	9,783	30,962	(17,818)	13,144

Deferred tax liabilities
Goodwill and intangible assets			18			24
Other			31			20
Total deferred tax liabilities			49			44
1 Less deferred tax liabilities as applicable.

As of 31 December 2017, tax loss carry-forwards totaling CHF 46,232 million (31 December 2016: CHF 49,477 million), which are not recognized as DTAs, were available to be offset against future taxable profits. These tax losses expire as outlined in the table below.

Unrecognized tax loss carry-forwards
CHF million	31.12.17	31.12.16
Within 1 year	167	0
From 2 to 5 years	103	66
From 6 to 10 years	3,185	909
From 11 to 20 years	26,015	32,603
No expiry	16,762	15,899
Total	46,232	49,477

In general, Swiss tax losses can be carried forward for seven years, US federal tax losses incurred before 31 December 2017 for 20 years and US federal tax losses incurred after 31 December 2017 and also UK and Jersey tax losses for an unlimited period.

UBS AG recognizes deferred tax liabilities on undistributed earnings of subsidiaries, except to the extent that those earnings are indefinitely invested. As of 31 December 2017, no such earnings were considered indefinitely invested.

The Financial Statements have been prepared on the basis that UBS Limited is able to offset part of its taxable profits against losses transferred from UBS AG. During 2016, the UK tax authorities indicated that they do not agree with this tax return filing position, but the authorities have now advised UBS that they accept that a transfer can occur and have also accepted UBS’s proposed methods to calculate the amount of losses to be transferred as adopted on the tax return filing position.